Reconciliation of Asset Retirement Obligations (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Asset retirement obligations, beginning balance	$ 15	798	632
Liabilities incurred during the year		29	48
Accretion expense	1	43	24
Foreign currency translation adjustments	1	54	94
Asset retirement obligations, ending balance	$ 17	924	798